Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Line Items]
Schedule of Accounts Receivable, Net
	As of December 31, 2025	As of December 31, 2024
Loan receivable from third parties, current	17,653,965	-
Loan receivable from third parties, non-current	-	443,787
Total	$17,653,965	$443,787

Schedule of Allowance for Credit Losses

The follow table presents movement of the allowance for credit losses:

	As of December 31, 2025	As of December 31, 2024
Balance at the beginning of the period	$546,933	$562,106
Provisions	-	-
Foreign exchange adjustment	23,955	(15,173)
Balance at the end of the period	$570,888	$546,933

Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Accounts receivable	$2,240,399	$2,195,005
Less: allowance for credit losses	(570,888)	(546,933)
Accounts receivable, net	$1,669,511	$1,648,073